Deposits (Tables)	9 Months Ended
Jul. 31, 2024
Text Block [Abstract]
Summary of Deposit Liabilities

	As at
	July 31, 2024				October 31, 2023
(Millions of Canadian dollars)	Demand (1)	Notice (2)	Term (3)	Total	Demand (1)	Notice (2)	Term (3)	Total
Personal	$200,990	$60,901	$248,651	$510,542	$186,530	$57,614	$197,802	$441,946
Business and government	354,231	19,154	435,995	809,380	316,200	19,056	409,819	745,075
Bank	9,064	677	31,602	41,343	7,996	769	35,901	44,666
	$564,285	$80,732	$716,248	$1,361,265	$510,726	$77,439	$643,522	$1,231,687
Non-interest-bearing (4)
Canada	$141,988	$6,604	$190	$148,782	$132,994	$6,107	$168	$139,269
United States	36,139	–	–	36,139	40,646	–	–	40,646
Europe (5)	15	–	–	15	17	–	–	17
Other International	7,673	–	–	7,673	7,265	–	–	7,265
Interest-bearing (4)
Canada	347,652	14,320	575,076	937,048	302,746	14,641	493,347	810,734
United States	20,974	58,829	71,272	151,075	16,210	55,895	78,837	150,942
Europe (5)	4,193	905	50,036	55,134	5,353	726	51,812	57,891
Other International	5,651	74	19,674	25,399	5,495	70	19,358	24,923
	$564,285	$80,732	$716,248	$1,361,265	$510,726	$77,439	$643,522	$1,231,687

(1)	Demand deposits are deposits for which we do not have the right to require notice of withdrawal, which include both savings and chequing accounts.
(2)	Notice deposits are deposits for which we can legally require notice of withdrawal. These deposits are primarily savings accounts.
(3)	Term deposits are deposits payable on a fixed date, and include term deposits, guaranteed investment certificates and similar instruments.
(4)	The geographical splits of the deposits are based on the point of origin of the deposits and where the revenue is recognized. As at July 31, 2024, deposits denominated in U.S. dollars, British pounds, Euro and other foreign currencies were $476 billion
, $36
 billion
, $51
billion
and $28
 billion
, respectively (October 31, 2023 – $445 billion, $34 billion, $49 billion and $32 billion, respectively).
(5)	Europe includes the United Kingdom and the Channel Islands.

Summary of Contractual Maturities of Term Deposit Liabilities
Contractual maturities of term deposits
(1)

	As at
(Millions of Canadian dollars)	July 31 2024	October 31 2023

Within 1 year:
less than 3 months	$198,081	$182,373
3 to 6 months	99,948	69,868
6 to 12 months	156,531	151,079
1 to 2 years	82,251	76,232
2 to 3 years	58,623	49,965
3 to 4 years	45,802	36,774
4 to 5 years	24,876	36,506
Over 5 years	50,136	40,725
	$716,248	$643,522

(1)	The aggregate amount of term deposits in denominations of one hundred thousand dollars or more is $644 billion (October 31, 2023: $586 billion ).